Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2020	¥ 2,794	¥ 27,829,431	¥ (10,446,107)	¥ 1,228,448	¥ (650,457)	¥ 64,162,689	¥ 871,006	¥ 82,997,804
Balance (in shares) at Dec. 31, 2020 | shares	3,446,311,000
Balance (in shares) at Dec. 31, 2020 | shares			(96,976,000)
Vesting of restricted share units		(2,714,220)	¥ 2,714,220
Vesting of restricted share units (in shares) | shares			25,335,000
Share-based compensation		2,354,851					601,183	2,956,034
Appropriation to statutory reserves				16,677		(16,677)
Net income/(loss) attributable to the Company, noncontrolling and redeemable noncontrolling interest shareholders						17,393,823	(389,857)	17,003,966
Repurchase of shares			¥ (12,770,301)					(12,770,301)
Repurchase of shares (in shares) | shares			(100,835,000)
Net change of capital from noncontrolling interest shareholders		1,640,728					1,143,753	2,784,481
Conversion of Cloud Music's preferred shares recognized as redeemable noncontrolling interests to ordinary shares		8,805,149					2,473,352	11,278,501
Dividends to shareholders						(3,508,379)		(3,508,379)
Dividends to noncontrolling interest shareholders							(731,250)	(731,250)
Foreign currency translation adjustment					(177,608)		(5,582)	(183,190)
Accretion of redeemable noncontrolling interests						(536,981)	(12,047)	(549,028)
Balance at Dec. 31, 2021	¥ 2,794	37,915,939	¥ (20,502,188)	1,245,125	(828,065)	77,494,475	3,950,558	99,278,638
Balance (in shares) at Dec. 31, 2021 | shares	3,446,311,000
Balance (in shares) at Dec. 31, 2021 | shares			(172,476,000)
Vesting of restricted share units	¥ 0	(2,569,917)	¥ 2,569,917
Vesting of restricted share units (in shares) | shares	518,000		22,632,000
Share-based compensation		2,763,611					277,999	3,041,610
Appropriation to statutory reserves				33,541		(33,541)
Net income/(loss) attributable to the Company, noncontrolling and redeemable noncontrolling interest shareholders						20,340,578	(483,268)	19,857,310
Repurchase of shares			¥ (8,006,226)					(8,006,226)
Repurchase of shares (in shares) | shares			(73,361,000)
Cancellation of repurchased shares	¥ (84)	(15,027,659)	¥ 15,027,743
Cancellation of repurchased shares (in shares) | shares	(125,553,000)		125,553,000
Net change of capital from noncontrolling interest shareholders		(227,740)					81,115	(146,625)
Dividends to shareholders						(6,723,859)		(6,723,859)
Foreign currency translation adjustment					1,259,851		181,563	1,441,414
Accretion of redeemable noncontrolling interests						(2,978)	(2,244)	(5,222)
Balance at Dec. 31, 2022	¥ 2,710	22,854,234	¥ (10,910,754)	1,278,666	431,786	91,074,675	4,005,723	¥ 108,737,040
Balance (in shares) at Dec. 31, 2022 | shares	3,321,276,000							3,223,623,596	3,223,623,596
Balance (in shares) at Dec. 31, 2022 | shares			(97,652,000)
Vesting of restricted share units		(3,007,404)	¥ 3,007,404
Vesting of restricted share units (in shares) | shares			25,951,000
Share-based compensation		2,913,644					149,757	¥ 3,063,401
Appropriation to statutory reserves				262,750		(262,750)
Net income/(loss) attributable to the Company, noncontrolling and redeemable noncontrolling interest shareholders						29,420,141	(66,677)	29,353,464
Repurchase of shares			¥ (4,791,014)					(4,791,014)
Repurchase of shares (in shares) | shares			(38,792,000)
Net change of capital from noncontrolling interest shareholders		(155,823)					(471,164)	(626,987)
Reclassification from mezzanine equity to noncontrolling interest shareholders							30,369	30,369
Dividends to shareholders						(8,013,894)		(8,013,894)
Foreign currency translation adjustment					184,994		36,878	221,872
Accretion of redeemable noncontrolling interests						(3,589)	(2,340)	(5,929)
Balance at Dec. 31, 2023	¥ 2,710	¥ 22,604,651	¥ (12,694,364)	¥ 1,541,416	¥ 616,780	¥ 112,214,583	¥ 3,682,546	¥ 127,968,322	$ 18,023,961
Balance (in shares) at Dec. 31, 2023 | shares	3,321,276,000							3,210,783,141	3,210,783,141
Balance (in shares) at Dec. 31, 2023 | shares			(110,493,000)